UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30
Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

	Principal Amount		Value

FOREIGN DEBT OBLIGATIONS: 97.4%
Brazil: 8.2%
BRL	15,688,000	Banco do Brasil S.A. - Grand Cayman Branch
		9.75%, 07/18/17	$10,591,481
USD	5,280,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17	3,526,507
		Brazil Letras do Tesouro Nacional
BRL	14,680,000	11.98%, 07/01/12 ^	8,457,917
	10,876,000	9.20%, 01/01/13 ^	5,894,872
	3,100,000	8.77%, 04/01/13 ^	1,631,063
		Brazil Notas do Tesouro Nacional, Series F
	2,625,000	10.00%, 01/01/12	1,670,394
	9,240,000	10.00%, 01/01/13	5,740,038
	500,000	10.00%, 01/01/14	303,034
	800,000	10.00%, 01/01/21	439,311
	4,250,000	Cia Energetica de Sao Paulo
		12.38%, 01/15/15	3,875,703

			42,130,320

Chile: 3.0%
CLP	6,910,500,000	Chile Government International Bond
		5.50%, 08/05/20	15,652,777

Colombia: 3.8%
		Colombia Government International Bonds

COP	11,664,000,000	7.75%, 04/14/21	7,536,022
	15,099,000,000	12.00%, 10/22/15	10,858,061
	1,719,000,000	Republic of Colombia
		9.85%, 06/28/27	1,283,471

			19,677,554

Germany: 0.8%
BRL	775,000	Kreditanstalt fuer Wiederaufbau
		10.00%, 05/15/12	505,164

MXN	43,980,000	Landwirtschaftliche Rentenbank
		7.64%, 04/05/13	3,829,465

			4,334,629

Hungary: 4.4%
		Hungary Government Bonds
HUF	766,720,000	5.50%, 02/12/14	3,990,605
	310,210,000	5.50%, 02/12/16	1,561,301
	28,220,000	6.00%, 10/24/12	150,643
	27,000,000	6.00%, 11/24/23	126,733
	229,350,000	6.50%, 06/24/19	1,165,428
	107,460,000	6.75%, 02/12/13	578,372
	322,390,000	6.75%, 08/22/14	1,724,040
	632,490,000	6.75%, 02/24/17	3,324,679
	393,080,000	6.75%, 11/24/17	2,046,464
	130,100,000	7.25%, 06/12/12	701,732
	92,880,000	7.50%, 10/24/13	508,470
	601,140,000	7.50%, 11/12/20	3,255,608
	583,080,000	8.00%, 02/12/15	3,224,962

			22,359,037

Indonesia: 7.7%
		Indonesia Treasury Bonds
IDR	11,238,000,000	8.25%, 07/15/21	1,444,314
	1,378,000,000	9.00%, 09/15/13	173,456
	10,101,000,000	9.50%, 06/15/15	1,315,385
	57,046,000,000	9.50%, 07/15/23	7,681,038
	20,611,000,000	9.75%, 05/15/37	2,718,904
	14,375,000,000	10.00%, 07/15/17	1,964,765
	14,877,000,000	10.00%, 09/15/24	2,071,076

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

	6,714,000,000	10.00%, 02/15/28	932,145
	4,254,000,000	10.25%, 07/15/22	605,454
	15,948,000,000	10.25%, 07/15/27	2,242,689
	3,135,000,000	10.50%, 08/15/30	444,418
	4,017,000,000	10.50%, 07/15/38	565,427
	10,409,000,000	10.75%, 05/15/16	1,439,313
	6,261,000,000	11.00%, 12/15/12	794,510
	2,793,000,000	11.00%, 10/15/14	375,263
	1,528,000,000	11.00%, 11/15/20	227,632
	35,826,000,000	11.00%, 09/15/25	5,343,499
	5,901,000,000	11.25%, 05/15/14	789,433
	17,628,000,000	11.50%, 09/15/19	2,649,501
	8,356,000,000	11.60%, 08/15/18	1,237,630
	4,322,000,000	11.75%, 08/15/23	670,693
	1,586,000,000	12.00%, 09/15/26	252,919
	4,044,000,000	12.50%, 03/15/13	529,206
	6,387,000,000	12.80%, 06/15/21	1,054,966
	12,807,000,000	12.90%, 06/15/22	2,120,107

			39,643,743

Ireland: 2.9%
RUB	406,800,000	RusHydro JSC via RusHydro Finance Ltd.
		7.88%, 10/28/15 †	15,013,025

Malaysia: 9.2%
		Malaysia Government Bonds

MYR	1,100,000	2.51%, 08/27/12	369,218
	6,242,000	3.21%, 05/31/13	2,107,533
	13,408,000	3.46%, 07/31/13	4,545,673
	2,694,000	3.50%, 05/31/27	847,561
	4,291,000	3.70%, 05/15/13	1,461,273
	13,304,000	3.70%, 02/25/13	4,529,304
	2,360,000	3.72%, 06/15/12	801,727
	16,227,000	3.74%, 02/27/15	5,543,735
	17,015,000	3.81%, 02/15/17	5,797,082
	11,011,000	4.24%, 02/07/18	3,823,013
	2,800,000	4.26%, 09/15/16	976,744
	14,275,000	4.38%, 11/29/19	5,000,867
	1,614,000	4.71%, 09/15/26	583,933
	11,549,000	5.09%, 04/30/14	4,081,093
	17,293,000	5.73%, 07/30/19	6,594,821

			47,063,577

Mexico: 5.2%
		Mexican Bonds

MXN	18,543,500	6.00%, 06/18/15	1,602,461
	4,424,000	7.00%, 06/19/14	395,651
	3,500,000	7.50%, 06/21/12	306,476
	2,178,300	7.50%, 06/03/27	191,531
	21,191,200	7.75%, 12/14/17	1,965,363
	2,300,000	8.00%, 12/19/13	208,904
	42,955,900	8.00%, 06/11/20	4,035,901
	33,041,700	8.50%, 12/13/18	3,192,602
	2,000,000	8.50%, 05/31/29	190,672
	64,653,900	8.50%, 11/18/38	5,995,466
	7,518,100	9.00%, 06/20/13	686,901
	7,416,300	9.50%, 12/18/14	710,349
	29,620,000	10.00%, 12/05/24	3,212,853
	35,233,000	10.00%, 11/20/36	3,782,837

			26,477,967

Netherlands: 0.7%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. - Netherlands
MXN	24,360,000	7.59%, 10/05/15 ^	1,604,910
	14,730,000	9.20%, 09/28/15	1,403,264
ZAR	3,800,000	11.00%, 07/23/12	587,208

			3,595,382

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Peru: 3.0%
		Peru Government Bonds
PEN	6,864,000	6.90%, 08/12/37	2,518,187
	6,302,000	6.95%, 08/12/31	2,326,437
	15,065,000	7.84%, 08/12/20	6,137,450
	5,975,000	8.20%, 08/12/26	2,527,232
	2,555,000	8.60%, 08/12/17	1,074,281
	1,536,000	9.91%, 05/05/15	648,450

			15,232,037

Philippines: 3.0%
		Philippine Government International Bonds
PHP	403,000,000	4.95%, 01/15/21 †	9,504,479
	260,000,000	6.25%, 01/14/36	5,952,124

			15,456,603

Poland: 9.4%
		Poland Government Bonds
PLN	2,225,000	8.28%, 01/25/12 ^	780,615
	9,426,000	4.63%, 07/25/12 ^	3,236,675
	2,217,000	4.78%, 10/25/12 ^	753,389
	3,910,000	5.18%, 01/25/13 ^	1,313,064
	4,052,000	4.75%, 04/25/12	1,454,790
	6,061,000	5.00%, 10/24/13	2,188,371
	8,701,000	5.00%, 04/25/16	3,102,324
	4,621,000	5.25%, 04/25/13	1,677,058
	6,231,000	5.25%, 10/25/17	2,212,784
	12,093,000	5.25%, 10/25/20	4,190,403
	36,950,000	5.50%, 04/25/15	13,463,320
	15,121,000	5.50%, 10/25/19	5,360,572
	8,782,000	5.75%, 04/25/14	3,228,139
	7,396,000	5.75%, 09/23/22	2,629,089
	7,215,000	6.25%, 10/24/15	2,697,945

			48,288,538

Russia: 4.4%
		Russian Federal Bonds
RUB	7,522,000	6.20%, 11/09/11	274,539
	37,589,000	6.85%, 08/01/12	1,387,501
	127,563,000	6.88%, 07/15/15	4,638,504
	31,548,000	6.90%, 08/03/16	1,136,015
	52,223,000	7.10%, 03/13/14	1,937,312
	111,461,000	7.15%, 01/23/13	4,142,927
	38,201,000	8.10%, 11/26/14	1,465,312
	18,049,000	10.80%, 09/19/12	696,272
	58,055,000	11.20%, 12/17/14	2,415,598
	13,920,000	11.30%, 10/17/12	542,680
	3,899,000	11.90%, 01/18/12	146,600
	21,344,000	12.00%, 03/27/13	856,049
	73,174,000	12.00%, 08/20/14	3,076,451

			22,715,760

South Africa: 8.5%
		Eskom Holdings Ltd.
ZAR	2,350,000	7.85%, 04/02/26	318,147
	61,000,000	9.25%, 04/20/18	9,461,863
		South Africa Government Bonds
	14,850,000	6.25%, 03/31/36	1,643,009
	26,922,000	6.50%, 02/28/41	3,027,750
	25,058,804	6.75%, 03/31/21	3,351,107
	4,956,000	7.00%, 02/28/31	614,685
	2,565,000	7.25%, 01/15/20	360,913
	14,793,000	7.50%, 01/15/14	2,246,905
	4,487,000	8.00%, 12/21/18	664,870
	22,275,452	8.25%, 09/15/17	3,376,684
	2,210,000	8.75%, 12/21/14	346,498
	18,547,000	10.50%, 12/21/26	3,239,589
	13,714,800	13.50%, 09/15/15	2,485,378
		Transnet Ltd.
	3,500,000	10.50%, 09/17/20	559,727
	74,900,000	10.80%, 11/06/23	12,118,544

			43,815,669

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Supranational: 7.0%

MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15		1,023,624
		European Bank for Reconstruction & Development
	6,000,000	7.30%, 08/20/13		509,769
BRL	3,430,000	9.25%, 09/10/12		2,240,941
		European Investment Bank
MXN	9,000,000	6.52%, 09/01/15	^	611,085
BRL	16,300,000	9.06%, 10/22/19	^	5,131,788
HUF	750,400,000	6.50%, 01/05/15		4,164,862
ZAR	33,760,000	8.00%, 10/21/13		5,156,017
	5,520,000	8.50%, 11/04/14		852,500
		International Bank for Reconstruction & Development
PLN	1,800,000	3.00%, 07/31/12		644,449
MXN	36,800,000	5.00%, 07/01/13		3,176,671
	79,400,000	6.50%, 09/11/13		7,042,697
BRL	300,000	9.50%, 03/02/17		200,283
		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13		1,071,716
MXN	44,960,000	7.20%, 07/07/14		3,989,563

				35,815,965

Thailand: 7.0%
		Thailand Government Bonds
THB	6,889,000	3.13%, 12/11/15		224,556
	175,310,000	3.63%, 05/22/15		5,842,093
	11,215,000	3.63%, 06/16/23		359,992
	26,470,000	3.65%, 12/17/21		858,186
	69,740,000	3.85%, 12/12/25		2,263,836
	42,604,000	3.88%, 06/13/19		1,428,533
	80,894,000	4.13%, 11/18/16		2,744,139
	18,511,000	4.25%, 03/13/13		625,833
	20,560,000	4.75%, 12/20/24		733,445
	8,395,000	4.88%, 06/22/29		304,341
	144,677,000	5.13%, 03/13/18		5,174,110
	24,271,000	5.25%, 07/13/13		836,754
	158,678,000	5.25%, 05/12/14		5,527,501
	23,436,000	5.40%, 07/27/16		840,368
	84,897,000	5.50%, 03/13/23		3,219,049
	51,787,000	5.63%, 01/12/19		1,916,466
	78,264,000	5.85%, 03/31/21		3,002,553
	2,043,000	6.15%, 07/07/26		83,517

				35,985,272

Turkey: 9.1%
		Turkey Government Bonds
TRY	176,000	7.40%, 11/16/11	^	102,565
	2,790,000	4.41%, 01/25/12	^	1,597,359
	5,045,000	8.64%, 04/25/12	^	2,833,604
	3,320,000	7.12%, 08/08/12	^	1,819,616
	3,400,000	9.07%, 11/07/12	^	1,822,003
	5,330,000	8.00%, 01/29/14		3,109,776
	7,846,000	8.00%, 10/09/13		4,617,571
	3,860,000	9.00%, 01/27/16		2,284,330
	4,324,600	10.00%, 01/09/13		2,639,592
	7,591,000	10.00%, 04/10/13		4,623,580
	3,885,000	10.00%, 06/17/15		2,376,728
	9,067,000	10.50%, 01/15/20		5,744,253
	9,811,000	11.00%, 08/06/14		6,142,478
	9,452,400	14.00%, 09/26/12		5,970,945
	1,695,000	16.00%, 03/07/12		1,055,648

				46,740,048

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

United States: 0.1%
BRL	840,000	Merrill Lynch & Co. Inc.
		10.71%, 03/08/17	550,908

Total Foreign Debt Obligations (Cost: $485,027,107)			500,548,811

Number of Shares

MONEY MARKET FUND: 1.7% (Cost: $9,028,601)
	9,028,601	Dreyfus Government Cash Management Fund	9,028,601

Total Investments Before Collateral for Securities Loaned: 99.1% (Cost: $494,055,708)			509,577,412

SHORT-TERM INVESTMENTS HELD AS COLLATERAL: 2.4% (Cost: $12,146,600)
	12,146,600	Bank of New York Overnight Government Fund	12,146,600

Total Investments: 101.5% (Cost: $506,202,308)			521,724,012
Liabilities in excess of other assets: (1.5)%			(7,583,985)

NET ASSETS: 100.0%			$514,140,027

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $11,554,579.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	4.4%	$22,598,907
Government	87.6	446,382,905
Industrial	2.5	12,678,271
Utilities	3.7	18,888,728
Money Market Fund	1.8	9,028,601

	100.0%	$509,577,412

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$500,548,811	$—	$500,548,811

Money Market Funds	21,175,201	—	—	21,175,201

Total	$21,175,201	$500,548,811	$—	$521,724,012

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

CORPORATE OBLIGATIONS: 62.3%
United States: 62.3%
$225,000	American Express Credit Corp. (FRN)
	0.31%, 02/24/12	$224,877
225,000	Anheuser-Busch InBev Worldwide, Inc. (FRN)
	0.80%, 01/27/14	226,692
225,000	Archer-Daniels-Midland Co. (FRN)
	0.45%, 08/13/12	225,465
225,000	Bank of New York Mellon Corp. (FRN)
	0.35%, 03/23/12	225,189
225,000	Berkshire Hathaway Finance Corp. (FRN)
	0.37%, 01/13/12	225,164
350,000	BlackRock, Inc. (FRN)
	0.61%, 05/24/13	350,001
	Citigroup, Inc. (FRN)
1,051,000	1.99%, 05/15/18	1,056,408
225,000	2.29%, 08/13/13	228,548
	General Electric Capital Corp. (FRN)
282,000	0.65%, 05/05/26	245,264
125,000	1.10%, 01/07/14	125,100
	Goldman Sachs Group, Inc. (FRN)
200,000	0.70%, 03/22/16	188,557
125,000	0.75%, 01/12/15	120,793
100,000	0.85%, 09/29/14	97,448
100,000	1.27%, 02/07/14	99,092
	HSBC Finance Corp. (FRN)
125,000	0.50%, 01/15/14	122,880
125,000	0.68%, 06/01/16	117,731
500,000	JPMorgan Chase Bank NA (FRN)
	0.58%, 06/13/16	465,993
225,000	Metropolitan Life Global Funding I (FRN)
	1.00%, 01/10/14	225,129
	Morgan Stanley (FRN)
500,000	0.73%, 10/15/15	469,783
150,000	1.85%, 01/24/14	149,945
225,000	PNC Funding Corp. (FRN)
	0.45%, 01/31/14	223,446
225,000	US Bank NA (FRN)
	0.47%, 10/26/12	225,442
500,000	Wells Fargo & Co. (FRN)
	0.45%, 10/28/15	484,899

Total Corporate Obligations (Cost: $6,175,647)		6,123,846

FOREIGN DEBT OBLIGATIONS: 32.1%
Australia: 6.1%
300,000	Australia Commonwealth Bank (FRN)
	0.98%, 03/17/14	300,719
300,000	National Australia Bank Ltd. (FRN)
	0.97%, 04/11/14	299,941

		600,660

United Kingdom: 4.6%
225,000	Royal Bank of Scotland Plc (FRN)
	2.72%, 08/23/13	229,544
225,000	Vodafone Group Plc (FRN)
	0.53%, 02/27/12	225,241

		454,785

Denmark: 3.1%
300,000	Danske Bank A/S (FRN)
	1.30%, 04/14/14	300,255

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

France: 4.5%
225,000	BNP Paribas SA (FRN)
	1.15%, 01/10/14	222,285
225,000	Credit Agricole London SA (FRN)
	1.70%, 01/21/14	224,108

		446,393

Sweden: 3.6%
350,000	Nordea Bank AB (FRN)
	1.15%, 01/14/14	352,065

Switzerland: 10.2%
1,000,000	Credit Suisse New York NY (FRN)
	1.21%, 01/14/14	1,001,296

Total Foreign Debt Obligations (Cost: $3,168,421)		3,155,454

MONEY MARKET FUND: 5.4% (Cost: $534,382)
534,382	Dreyfus Government Cash Management Fund	534,382

Total Investments: 99.8% (Cost: $9,878,450)		9,813,682
Other assets less liabilities: 0.2%		21,987

NET ASSETS: 100.0%		$9,835,669

FRN	Floating Rate Note - The interest rate shown is the rate in effect as of July 31, 2011

Summary of Investments by Sector (unaudited)	% of Investments	Value

Communications	2.3%	$225,241
Consumer, Non-cyclical	4.6	452,157
Financial	87.7	8,601,902
Money Market Fund	5.4	534,382

	100.0%	$9,813,682

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$6,123,846	$—	$6,123,846

Foreign Debt Obligations*	—	3,155,454	—	3,155,454

Money Market Fund	534,382	—	—	534,382

Total	$534,382	$9,279,300	$—	$9,813,682

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount			Value

CORPORATE OBLIGATIONS: 6.0%
United States: 6.0%
USD	129,000	Gerdau Holdings, Inc.
		7.00%, 01/20/20	$144,803
	290,000	Pemex Project Funding Master Trust
		6.63%, 06/15/38	317,637

Total Corporate Obligations (Cost: $441,961)			462,440

FOREIGN DEBT OBLIGATIONS: 86.7%
Argentina: 1.4%
USD	249,000	Argentine Republic Government International Bond
		2.50%, 12/31/38	108,315

Brazil: 23.3%
USD	138,000	Banco BMG S.A.
		9.95%, 11/05/19	151,800
	145,000	Banco do Brasil S.A./Cayman
		5.38%, 01/15/21	146,160
	142,000	Banco Santander Brasil S.A./Brazil
		4.50%, 04/06/15	146,083
BRL	522,000	Brazil Notas do Tesouro Nacional Series F
		10.00%, 01/01/17	300,231
		Brazil Notas do Tesouro Nacional, Series F
	320,000	10.00%, 01/01/13	199,353
	522,000	10.00%, 01/01/14	317,266
	240,000	10.00%, 01/01/21	132,167
EUR	200,000	Vale S.A.
		4.38%, 03/24/18	294,850
	75,000	Votorantim Cimentos S.A.
		5.25%, 04/28/17	108,870

			1,796,780

Cayman Islands: 4.2%
USD	290,000	Petrobras International Finance Co. - Pifco
		6.75%, 01/27/41	326,715

Chile: 3.9%
USD	146,000	Chile Government International Bond
		3.88%, 08/05/20	149,807
	117,000	Corp. Nacional del Cobre de Chile
		7.50%, 01/15/19	147,577

			297,384

Colombia: 8.3%
		Colombia Government International Bonds
COP	385,000,000	7.75%, 04/14/21	248,655
	550,000,000	12.00%, 10/22/15	395,374

			644,029

Costa Rica: 1.9%
USD	104,000	Costa Rica Government International Bond
		10.00%, 08/01/20	143,520

Dominican Republic: 1.9%
USD	139,000	Dominican Republic International Bond
		7.50%, 05/06/21	146,992

Mexico: 25.1%
USD	145,000	America Movil S.A.B. de C.V.
		5.63%, 11/15/17	167,654
	435,000	Axtel S.A.B. de C.V.
		7.63%, 02/01/17	419,775

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

	435,000	Banco Mercantil del Norte S.A.
		4.38%, 07/19/15	446,962
	135,000	Cemex S.A.B. de C.V.
		9.00%, 01/11/18	127,575
		Mexican Bonds
MXN	2,173,000	6.00%, 06/18/15	187,749
	4,483,000	6.50%, 06/10/21	379,177
	2,237,000	8.00%, 12/07/23	209,512

			1,938,404

Panama: 1.9%
USD	118,000	Panama Government International Bond
		7.13%, 01/29/26	148,267

Peru: 3.8%
USD	150,000	Banco de Credito del Peru
		5.38%, 09/16/20	148,875
	115,000	Peruvian Government International Bond
		9.88%, 02/06/15	144,900

			293,775

Uruguay: 5.2%
USD	338,000	Uruguay Government International Bond
		7.50%, 03/15/15	404,924

Venezuela: 5.8%
USD	579,000	Petroleos de Venezuela S.A.
		5.38%, 04/12/27	303,396
	145,000	Venezuela Government International Bond
		10.75%, 09/19/13	146,812

			450,208

Total Foreign Debt Obligations (Cost: $6,607,701)			6,699,313

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $7,441)
	7,441	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	7,441

Total Investments: 92.8% (Cost: $7,057,103)			7,169,194
Other assets less liabilities: 7.2%			552,091

NET ASSETS: 100.0%			$7,721,285

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	8.2%	$587,230
Communications	8.2	587,429
Diversified	1.5	108,870
Energy	13.2	947,748
Financial	14.5	1,039,880
Government	52.5	3,763,021
Industrial	1.8	127,575
Money Market Fund	0.1	7,441

	100.0%	$7,169,194

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$462,440	$—	$462,440

Foreign Debt Obligations*	—	6,699,313	—	6,699,313

Money Market Fund	7,441	—	—	7,441

Total	$7,441	$7,161,753	$—	$7,169,194

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 100.0%
3,354	AllianceBernstein National Municipal Income Fund, Inc.	$44,776
1,338	BlackRock Investment Quality Municipal Trust, Inc.	17,929
1,506	BlackRock Long-Term Municipal Advantage Trust	15,662
4,755	BlackRock Muni Intermediate Duration Fund, Inc.	65,239
4,986	BlackRock MuniAssets Fund, Inc.	58,137
1,077	BlackRock Municipal 2018 Term Trust	16,715
1,872	BlackRock Municipal 2020 Term Trust	28,080
819	BlackRock Municipal Bond Trust	11,523
3,042	BlackRock Municipal Income Quality Trust	40,002
4,044	BlackRock Municipal Income Trust	51,399
2,112	BlackRock Municipal Income Trust II	28,660
3,567	BlackRock MuniEnhanced Fund, Inc.	35,634
1,248	BlackRock MuniHoldings Fund II, Inc.	17,197
1,509	BlackRock MuniHoldings Fund, Inc.	22,333
4,149	BlackRock MuniHoldings Investment Quality Fund	53,481
2,325	BlackRock MuniHoldings Quality Fund II, Inc.	28,969
1,503	BlackRock MuniHoldings Quality Fund, Inc.	18,487
1,770	BlackRock MuniVest Fund II, Inc.	24,585
5,832	BlackRock MuniVest Fund, Inc.	53,129
4,101	BlackRock MuniYield Fund, Inc.	54,666
1,473	BlackRock MuniYield Investment Fund	19,267
2,685	BlackRock MuniYield Quality Fund II, Inc.	31,200
8,211	BlackRock MuniYield Quality Fund III, Inc.	99,928
3,759	BlackRock MuniYield Quality Fund, Inc.	49,844
2,406	Dreyfus Municipal Income, Inc.	20,740
4,422	Dreyfus Strategic Municipal Bond Fund, Inc.	34,492
4,506	Dreyfus Strategic Municipals, Inc.	35,823
3,708	DWS Municipal Income Trust	44,051
6,165	Eaton Vance Municipal Bond Fund	70,589
657	Eaton Vance Municipal Bond Fund II	8,239
1,434	Eaton Vance Municipal Income Trust	16,763
915	Federated Premier Intermediate Municipal Income Fund	11,767
2,364	Invesco Insured Municipal Income Trust	32,789
2,259	Invesco Insured Municipal Trust	30,451
2,592	Invesco Municipal Income Opportunities Trust	16,019
2,118	Invesco Municipal Income Opportunities Trust II	14,381
2,202	Invesco Municipal Premium Income Trust	16,735
2,985	Invesco Quality Municipal Income Trust	35,581
1,788	Invesco Quality Municipal Investment Trust	22,368
1,755	Invesco Quality Municipal Securities	23,324
4,119	Invesco Van Kampen Advantage Municipal Income Trust II	46,586
2,718	Invesco Van Kampen Municipal Opportunity Trust	35,334
3,558	Invesco Van Kampen Municipal Trust	45,187
1,404	Invesco Van Kampen Select Sector Municipal Trust	15,584
1,233	Invesco Van Kampen Trust For Insured Municipals	14,784
4,980	Invesco Van Kampen Trust for Investment Grade Municipals	66,533
780	Managed Duration Investment Grade Municipal Fund	10,514
4,320	MFS High Income Municipal Trust	20,045
2,235	MFS High Yield Municipal Trust	9,633
3,780	MFS Municipal Income Trust	24,835
2,160	Neuberger Berman Intermediate Municipal Fund, Inc.	30,348
5,094	Nuveen Dividend Advantage Municipal Fund	66,120
3,420	Nuveen Dividend Advantage Municipal Fund 2	45,247
3,924	Nuveen Insured Dividend Advantage Municipal Fund	53,445
12,567	Nuveen Insured Municipal Opportunity Fund, Inc.	166,890
4,935	Nuveen Insured Premium Income Municipal Fund 2	60,010
4,428	Nuveen Insured Quality Municipal Fund, Inc.	58,184
2,934	Nuveen Insured Tax-Free Advantage Municipal Fund	39,550
4,197	Nuveen Investment Quality Municipal Fund, Inc.	58,758
4,989	Nuveen Municipal Advantage Fund	66,703
1,911	Nuveen Municipal High Income Opportunity Fund	21,594
1,671	Nuveen Municipal High Income Opportunity Fund 2	17,545
5,283	Nuveen Municipal Market Opportunity Fund, Inc.	68,045
23,139	Nuveen Municipal Value Fund	213,342

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

1,491	Nuveen Municipal Value Fund 2	23,394
7,056	Nuveen Performance Plus Municipal Fund	96,738
1,782	Nuveen Premier Insured Municipal Income Fund, Inc.	24,396
2,586	Nuveen Premier Municipal Income Fund, Inc.	34,213
8,187	Nuveen Premium Income Municipal Fund	106,267
9,240	Nuveen Premium Income Municipal Fund 2	124,278
5,577	Nuveen Premium Income Municipal Fund 4, Inc.	66,422
6,309	Nuveen Quality Income Municipal Fund, Inc.	83,405
1,425	Nuveen Select Maturities Municipal Fund	14,250
3,180	Nuveen Select Quality Municipal Fund	44,011
1,887	Nuveen Select Tax Free	25,305
2,067	Nuveen Select Tax Free 2	26,024
1,494	Nuveen Select Tax Free 3	19,975
1,557	PIMCO Municipal Income Fund	20,163
4,902	PIMCO Municipal Income Fund II	50,442
2,058	PIMCO Municipal Income Fund III	21,609
1,524	Pioneer Municipal High Income Advantage Trust	19,766
1,764	Pioneer Municipal High Income Trust	24,114
6,408	Putnam Managed Municipal Income Trust	45,881
5,442	Putnam Municipal Opportunities Trust	60,406
1,644	Western Asset Intermediate Muni Fund, Inc.	15,470
4,887	Western Asset Managed Municipals Fund, Inc.	57,618
1,401	Western Asset Municipal Defined Opportunity Trust, Inc.	28,090
2,484	Western Asset Municipal High Income Fund, Inc.	17,785

Total Closed-End Funds (Cost: $3,759,993)		3,625,792
Other assets less liabilities: 0.0%		417

NET ASSETS: 100.0%		$3,626,209

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$3,625,792	$—	$—	$3,625,792

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.2%
Alabama: 1.4%
$1,840,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 09/26/11 (c)	$1,599,291
2,400,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 09/26/11 (c)	2,087,712

		3,687,003

Arizona: 1.3%
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	916,980
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,312,710
1,500,000	University Medical Center Corp., Arizona Hospital (RB) 5.00%, 07/01/15 (c)	1,331,580

		3,561,270

California: 5.1%
1,000,000	California Statewide Communities Development Authority (RB) 7.25%, 10/01/18 (c)	1,027,330
2,755,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,231,605
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (c)	600,353
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 (c) 144A	375,830
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26	1,911,455
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c)	3,048,000
3,230,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.63%, 06/01/17 (c)	2,611,487
500,000	Sacramento Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	521,395
310,000	San Joaquin Hills, California Transportation Corridor Agency (RB) (NATL) 5.38%, 09/26/11 (c)	247,737
485,000	San Joaquin Hills, California Transportation Corridor Agency (RB) 5.50%, 09/26/11 (c)	396,143
1,000,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 09/26/11 (c)	784,340

		13,755,675

Colorado: 0.9%
1,500,000	Colorado Health Facilities Authority (RB) 5.30%, 07/01/14 (c)	1,163,055
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,336,245

		2,499,300

Connecticut: 1.0%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 09/26/11 (c)	1,579,874
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,080,770

		2,660,644

Delaware: 1.0%
2,900,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	2,630,010

District of Columbia: 0.3%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien Series B (RB) 6.13%, 10/01/28 (c)	907,545

Florida: 6.2%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,656,100
1,000,000	City of Tavares FL (RB) 8.75%, 07/01/16 (c)	995,540
3,000,000	Greater Orlando Aviation Authority, JetBlue Airway Corp. Project (RB) 6.50%, 11/15/11 (c)	2,881,170
3,000,000	Lee County Industrial Development Authority, Industrial Development, Lee County Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (c)	2,521,770
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	259,035

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

1,220,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,203,347
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	955,620
1,200,000	Orange County, Florida Health Facilities Authority (RB) 5.50%, 07/01/17 (c)	1,003,776
3,750,000	Orange County, Florida Health Facilities Authority (RB) 5.50%, 07/01/17 (c)	3,011,250
250,000	Orange County, Florida Health Facilities Authority (RB) 5.70%, 07/01/15 (c)	223,600
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.88%, 05/01/17 (c) * § (a)	1,280,000
500,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	494,350

		16,485,558

Georgia: 1.1%
3,000,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	2,997,780

Guam: 2.9%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,696,980
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,215,408
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	3,699,426
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	234,820

		7,846,634

Illinois: 6.8%
800,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	823,888
1,500,000	Illinois Finance Authority (RB) (AMBAC) 5.25%, 09/26/11 (c)	1,500,000
175,000	Illinois Finance Authority (RB) 6.50%, 10/15/20 (c)	180,226
500,000	Illinois Finance Authority (RB) 8.13%, 02/15/20 (c)	494,235
2,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	1,977,360
2,875,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	2,838,229
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	588,679
4,675,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	4,351,770
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	2,058,988
3,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	3,474,940

		18,288,315

Indiana: 2.6%
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,377,783
2,445,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	2,209,718
1,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c)	850,360
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c)	2,530,530

		6,968,391

Iowa: 0.4%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (c)	1,004,655

Kentucky: 0.8%
1,000,000	Kentucky Economic Development Finance Authority (RB) 6.38%, 06/01/20 (c)	1,023,240
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (c)	1,023,240

		2,046,480

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Louisiana: 4.3%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * (a)	1,785,000
660,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 10/01/11 (c)	637,065
1,785,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,862,719
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,385,376
3,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	2,792,070
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	953,106
1,100,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,058,046

		11,473,382

Maine: 0.7%
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 10/01/11 (c)	1,781,600

Maryland: 1.2%
2,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	1,845,160
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/01/16 (c)	1,327,300

		3,172,460

Massachusetts: 1.2%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,467,110
800,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 09/26/11 (c)	700,048

		3,167,158

Michigan: 2.8%
990,000	Flint Hospital Building Authority (RB) 7.38%, 07/01/20 (c)	1,010,929
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,200,843
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,241,861
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,043,610

		7,497,243

Minnesota: 0.9%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	500,995
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	493,760
1,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	1,472,970

		2,467,725

Missouri: 1.3%
3,000,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	2,919,150
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	462,219

		3,381,369

Montana: 1.1%
3,195,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/11 (c)	3,050,874

Nebraska: 1.7%
1,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,557,780
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,022,496

		4,580,276

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

New Jersey: 4.5%
500,000	New Jersey Economic Development Authority (RB) 6.25%, 09/26/11 (c)	499,925
1,000,000	New Jersey Economic Development Authority (RB) 6.40%, 09/26/11 (c)	993,260
7,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	6,436,215
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center Issue, Series B (RB) 4.75%, 01/01/20 (c)	961,360
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	3,047,040

		11,937,800

New Mexico: 1.2%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,168,153

New York: 8.6%
2,080,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	2,032,139
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,007,520
1,500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) Series A (RB) 6.50%, 01/01/18 (c)	1,485,510
4,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) Series A (RB) 6.70%, 01/01/18 (c)	3,832,340
1,000,000	New York City Industrial Development Agency (RB) 5.25%, 09/26/11 (c)	821,860
1,950,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project. (RB) 8.00%, 08/01/16 (c)	2,030,652
4,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	2,230,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	1,701,720
1,120,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	898,912
2,150,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	1,784,650
1,000,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 05/15/12 (c)	901,950
1,000,000	New York City Tobacco Settlement, Series I (RB) 5.00%, 06/01/16 (c)	743,480
1,250,000	New York City Tobacco Settlement, Series I (RB) 5.13%, 06/01/16 (c)	875,850
1,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	1,541,805
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 09/26/11 (c)	1,251,700

		23,140,088

North Carolina: 0.4%
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,179,537

Ohio: 4.8%
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	740,250
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 6.50%, 06/01/17 (c)	809,930
2,355,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 5.88%, 06/01/17 (c)	1,839,632
940,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	863,399
2,000,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB) 5.38%, 09/26/11 (c)	1,742,840
1,000,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (c)	1,034,110
1,000,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	1,065,520
2,050,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	1,916,852
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	1,530,075
1,500,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 09/26/11 (c)	1,225,440

		12,768,048

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Oklahoma: 2.0%
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c)	2,355,322
3,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 12/01/14 (p)	3,112,920

		5,468,242

Oregon: 0.5%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c)	666,556
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c)	771,533

		1,438,089

Pennsylvania: 4.1%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,694,740
1,000,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	987,090
3,150,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 07/01/19 (c)	3,010,959
2,020,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,965,298
3,200,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corporation Project (RB) 6.00%, 09/26/11 (c)	2,767,264
490,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.50%, 07/01/17 (c)	451,878

		10,877,229

Puerto Rico: 3.9%
61,000,000	Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	2,177,700
2,000,000	Commonwealth of Puerto Rico (GO) 5.75%, 07/01/21 (c)	1,994,220
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 07/01/19	3,241,230
2,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 02/01/12 (c) (p)	2,036,520
1,085,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.50%, 08/01/20 (c)	1,096,501

		10,546,171

South Carolina: 1.4%
4,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	3,685,482

South Dakota: 1.7%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,344,450
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	3,261,611

		4,606,061

Tennessee: 0.1%
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	393,191

Texas: 12.2%
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	1,898,420
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,037,970
3,755,000	Central Texas Regional Mobility Authority (RB) 6.25%, 01/01/21 (c)	3,744,186
3,200,000	Dallas-Fort Worth International Airport Facility Improvement Corp., American Airlines, Inc. (RB) 6.00%, 09/26/11 (c)	3,068,000
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	736,845
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	933,760
2,000,000	Port of Bay City Authority (RB) 6.50%, 09/26/11 (c)	1,999,740
3,860,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 05/01/12 (c)	3,868,067
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) * §	980,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,414,425

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,012,460
1,485,000	Texas Brazos River Authority, Pollution Control, TXU Electric Company Project, Series C (RB) 5.75%, 11/01/11 (p)	1,467,432
6,500,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	6,924,580
3,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (c)	2,646,390
1,000,000	Texas Turnpike Authority, Central Texas Turnpike System, Series A (RB) (AMBAC) 5.75%, 08/15/12 (c)	1,002,060

		32,734,335

Virgin Islands: 0.9%
500,000	United States Virgin Islands Government Refinery, Hovensa Coker Project (RB) 6.50%, 01/01/13 (c)	493,515
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	770,282
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,045,770

		2,309,567

Virginia: 1.5%
1,450,000	Mosaic District Community Development Authority (SA) 6.63%, 03/01/21 (c)	1,485,496
1,000,000	Mosaic District Community Development Authority (SA) 6.88%, 03/01/21 (c)	1,024,140
2,500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	1,596,575

		4,106,211

Washington: 2.1%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	765,405
5,150,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB) 5.10%, 09/26/11 (c)	4,843,987

		5,609,392

West Virginia: 0.9%
2,500,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,504,275

Wisconsin: 1.4%
2,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.13%, 08/15/13 (c)	2,336,250
1,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.13%, 08/15/16 (c)	1,345,950

		3,682,200

Total Municipal Bonds: 99.2% (Cost: $256,790,354)		266,065,418
Other assets less liabilities: 0.8%		2,084,452

NET ASSETS: 100.0%		$268,149,870

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Security in default
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $2,260,000 which represents 0.8% of net assets.

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.1	8,394,820
Development	14.5	38,582,461
Education	5.1	13,654,927
Facilities	3.3	8,746,716
General Obligation	7.2	19,101,271
Higher Education	4.0	10,539,356
Housing	0.4	995,540
Medical	26.6	70,872,432
Nursing Homes	10.4	27,670,509
Pollution	10.1	26,820,870
Power	2.5	6,587,231
Tobacco Settlement	4.3	11,394,904
Transportation	5.9	15,791,075
Utilities	0.6	1,557,780
Water	2.0	5,355,526

	100.0%	$266,065,418

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$266,065,418	$—	$266,065,418

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.3%
Alaska: 0.2%
$465,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.63%, 12/01/18 (c)	$467,502

Arizona: 2.0%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	278,635
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	525,060
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	551,785
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	578,945
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	855,180
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/01/19	553,570
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	284,760
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	550,445
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	269,445
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	285,890
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	273,263

		5,006,978

California: 14.0%
500,000	Bay Area Infrastructure Financing Authority (RB) (AMBAC) 5.00%, 09/26/11 (c)	500,850
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 08/01/14 (c)	514,690
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,101,030
500,000	California State (GO) 4.50%, 02/01/17 (c)	498,380
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	986,530
75,000	California State (GO) 5.00%, 11/01/15	85,853
500,000	California State (GO) 5.00%, 02/01/17 (c)	564,075
500,000	California State (GO) 5.00%, 10/01/16 (c)	561,705
500,000	California State (GO) 5.25%, 10/01/19 (c)	566,180
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	552,990
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,083,540
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	313,677
500,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.25%, 10/01/17	569,770
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,029,450
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	531,175
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 11/30/11 (c)	505,505
500,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	587,630
1,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	1,422,425
500,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) (AGM) 4.50%, 07/01/16 (c)	506,800
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	590,603
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	279,620

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 07/01/17 (c)	263,785
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	505,415
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 07/01/16 (c)	271,380
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	566,520
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	804,195
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,042,540
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	820,087
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	254,798
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,079,980
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,074,350
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	514,770
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	514,885
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)	1,681,260
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,056,820
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	521,430
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	512,160
400,000	Sacramento City Financing Authority, Series E (RB) (AMBAC) 5.25%, 12/01/25	413,012
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	267,745
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 05/01/15 (c)	526,620
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	277,245
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	543,335
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (c)	515,275
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,143,620
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	509,485
500,000	San Francisco, California City & Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	540,995
500,000	San Francisco, California City & Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	518,840
1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,053,640
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	240,593
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,087,010
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 05/15/12 (c)	261,783
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	540,840
500,000	University of California, Series J (RB) (AGM) 4.50%, 05/15/15 (c)	509,450
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	1,026,040

		34,812,381

Colorado: 0.3%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	720,002

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Connecticut: 0.4%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	523,390
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	568,320

		1,091,710

District of Columbia: 1.2%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	947,435
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,090,800
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	699,856
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (c)	249,060

		2,987,151

Florida: 4.7%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	266,888
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.25%, 06/01/17	490,575
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 06/01/17	545,260
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	274,483
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	536,905
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	536,085
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,680,075
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	557,665
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	243,954
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	524,586
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	273,485
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	545,525
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	553,085
500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	543,565
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	257,810
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	538,805
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	461,261
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/01/16 (c)	559,900
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	262,155
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	274,533
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	278,335
250,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	277,695
500,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	546,150
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (c)	729,877

		11,758,657

Georgia: 3.1%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	514,840
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	784,117

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 04/01/17 (c)	270,563
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	392,432
500,000	Georgia State, Series B (GO) 5.00%, 04/01/17 (c)	598,835
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	584,810
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	459,816
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	570,630
250,000	Georgia State, Series C (GO) 5.00%, 07/01/17 (c)	286,952
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/21	466,524
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	776,378
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	581,290
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,016,270
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	496,865

		7,800,322

Hawaii: 0.6%
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	542,805
325,000	Hawaii State, Series DO (GO) 5.00%, 08/01/17	385,268
500,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 12/01/20 (c)	550,440

		1,478,513

Illinois: 6.4%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	264,255
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	518,070
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	1,093,430
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	538,455
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	531,845
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	565,155
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	538,695
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 01/01/16 (c)	512,440
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,059,670
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	256,955
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	511,890
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	255,040
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	257,953
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC) 5.00%, 12/01/16 (c)	267,695
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	518,235
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	772,477
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	271,253
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/01/16 (c)	263,963
475,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	485,117

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	508,215
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	1,010,220
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	502,020
1,000,000	Illinois Finance Authority (RB) 5.00%, 11/01/19 (c)	1,020,240
1,000,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	1,022,010
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	547,205
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	526,990
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	560,510
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	542,065
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	171,734

		15,893,802

Indiana: 1.4%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	242,108
825,000	Indiana Finance Authority Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	876,983
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (c)	773,242
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 02/01/17 (c)	565,170
1,000,000	Indianapolis Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,103,500

		3,561,003

Iowa: 0.5%
1,000,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,150,420

Kentucky: 2.2%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,640,715
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	263,963
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	616,838
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	294,275
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	540,800
750,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.40%, 07/01/16 (c)	787,800
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp. (RB) 5.25%, 06/01/21 (c)	1,353,599

		5,497,990

Louisiana: 0.3%
250,000	Louisiana State General Obligation, Series B (GO) (CIFG) 5.00%, 07/15/16 (c)	288,877
500,000	Louisiana State General Obligation, Series B (RB) 5.00%, 05/01/20 (c)	543,095

		831,972

Maryland: 1.3%
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	280,335
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	453,573
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	544,670
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	529,115
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	282,687

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (c)	804,112
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	300,115

		3,194,607

Massachusetts: 2.5%
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	588,585
1,000,000	Massachusetts Commonwealth General Obligation, Series A (GO) 5.00%, 04/01/21 (c)	1,092,000
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	527,015
460,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	479,706
460,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	465,617
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	533,230
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	598,115
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	522,545
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	233,218
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	673,554
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	496,009

		6,209,594

Michigan: 1.5%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 05/01/17	278,139
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (c)	252,103
500,000	Detroit, Michigan Water Supply System, Senior Lien, Series D (RB) (AGM) 5.00%, 07/01/16 (c)	508,680
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,049,940
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c) ^	183,903
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c) ^	172,480
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	537,440
715,000	Wayne County Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	737,630

		3,720,315

Minnesota: 1.3%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	814,822
1,185,000	Minnesota Public Facilities Authority Series C (RB) 3.25%, 03/01/20 (c)	1,164,523
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	562,915
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	564,920

		3,107,180

Missouri: 2.1%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	532,640
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	523,995
505,000	Kansas City Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	533,790
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 04/15/18	285,510
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,739,820
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	506,290
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,141,380

		5,263,425

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Nebraska: 0.4%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 04/01/20 (c)	1,070,230

Nevada: 2.0%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	542,048
500,000	Clark County Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	526,630
500,000	Clark County School District, Series A (GO) 5.00%, 06/15/18 (c)	546,365
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,107,890
500,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	528,575
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	263,200
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	517,315
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (c)	531,565
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/01/19 (c)	515,715

		5,079,303

New Hampshire: 0.5%
1,000,000	New Hampshire State General Obligation Refunding, Series A (GO) 5.00%, 07/01/20 (c)	1,180,190

New Jersey: 3.7%
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,049,860
500,000	New Jersey State (GO) 4.00%, 06/01/19 (c)	507,710
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	549,145
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	600,150
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	525,395
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	558,755
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,068,530
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	564,415
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	330,996
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	589,150
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,102,650
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	876,322
980,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	894,740

		9,217,818

New Mexico: 1.4%
500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	585,720
1,500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	1,740,735
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,067,730

		3,394,185

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

New York: 18.7%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	565,675
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	539,515
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (c)	283,337
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (c)	283,837
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	566,775
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	427,336
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	500,142
1,000,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,149,840
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	284,782
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	264,135
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	524,980
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	524,110
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	494,755
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	452,500
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,116,890
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 05/01/17 (c)	544,125
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 05/01/20 (c)	568,970
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	664,680
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	295,119
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	587,735
500,000	New York City, Series B (GO) 5.00%, 08/01/17	587,735
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	280,023
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	280,708
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	544,950
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,081,350
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	537,465
500,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	560,605
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	416,302
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	276,980
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	558,630
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	556,445
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	270,248
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	568,690
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	545,750
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	492,955
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	287,175
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	541,360
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	591,865

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	586,755
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	560,230
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	319,836
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	562,080
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	586,755
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,095,920
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	584,390
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	589,110
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	268,695
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	263,520
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	539,390
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	523,320
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	536,515
500,000	New York State General Obligation, Series A (GO) 3.50%, 02/15/21 (c)	502,010
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	559,555
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	540,550
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	287,127
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	385,745
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,091,500
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	266,098
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,149,870
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	285,347
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,088,290
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	550,560
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	586,950
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (c)	565,976
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (c)	559,105
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	546,060
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	1,086,960
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	600,448
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,180,940
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	539,065
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	591,865
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	591,360

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	New York State, Series A (GO) 3.00%, 03/01/17	532,525
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,030,820
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,059,114
500,000	New York Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	536,190
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	502,430
1,000,000	Suffolk County, New York Public Improvement Series A (GO) 4.00%, 05/15/19 (c)	995,320
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,104,310
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (c)	507,320

		46,458,400

North Carolina: 0.2%
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	514,545

Ohio: 2.1%
250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/01/16 (c)	262,700
450,000	Columbus, Ohio State (GO) 4.25%, 09/01/17 (c)	471,843
900,000	Columbus, Ohio State (GO) 5.00%, 12/15/16 (c)	1,049,184
1,500,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 5.00%, 12/01/16 (c)	1,603,905
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	561,705
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	303,545
450,000	Ohio State, Series A (GO) 4.00%, 08/01/18	499,779
500,000	Ohio State, Series C (GO) 4.25%, 08/01/22	538,240

		5,290,901

Oklahoma: 0.3%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	279,833
500,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	547,720

		827,553

Oregon: 2.4%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 06/15/22 ^	672,110
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	557,105
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	806,887
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	1,119,510
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	267,140
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	560,660
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	493,686
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	619,413
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	740,617

		5,837,128

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Pennsylvania: 3.5%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	518,275
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 09/01/17	575,850
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 04/01/16 (c) (p)	296,072
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	260,043
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	493,360
500,000	Pennsylvania State, First Series A (GO) 5.00%, 02/15/19	590,610
250,000	Pennsylvania State, Second Refunding Series (GO) 5.00%, 07/01/19	296,180
500,000	Pennsylvania State, Second Series (GO) 5.00%, 04/15/18	591,885
500,000	Pennsylvania State, Second Series (GO) 5.00%, 01/01/16 (c)	544,900
1,000,000	Pennsylvania State, Second Series B (GO) 5.00%, 05/01/18	1,184,210
1,000,000	Philadelphia City, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	1,083,850
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,660,245
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	503,395

		8,598,875

Puerto Rico: 3.4%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	552,310
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	550,655
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	311,322
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	519,975
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,195,356
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,018,470
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	525,715
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	517,400
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (c)	254,705
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (c)	302,901
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,047,154
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	517,745
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	547,620
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	528,470

		8,389,798

Rhode Island: 0.5%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,078,119
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	265,085

		1,343,204

South Carolina: 0.8%
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	544,644
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,082,890
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	269,543

		1,897,077

Tennessee: 0.8%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 01/01/18 (c)	572,335

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	522,705
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	249,105
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	646,935

		1,991,080

Texas: 5.6%
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	276,150
1,000,000	Harris County, Texas Permanent Improvement Series A (GO) 5.00%, 10/01/20 (c)	1,102,640
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	279,368
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (c)	516,555
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,110,300
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	539,855
250,000	Leander Independent School District (GO) 4.85%, 08/15/16 (c) ^	146,648
425,000	Lewisville Independent School District (GO) 5.00%, 02/15/19 (c)	463,658
250,000	North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	292,785
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	512,735
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	522,760
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (c)	808,117
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,720
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	573,200
750,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	847,462
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	590,260
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (c)	257,663
500,000	Tarrant Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	526,625
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	235,901
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	520,920
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	557,305
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	276,408
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (c)	547,325
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	281,668
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	283,332
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	580,095
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	563,950
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	560,750

		13,780,155

Utah: 0.5%
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	576,370
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	570,890
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	160,290

		1,307,550

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Virginia: 1.3%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	590,185
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	495,750
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	294,375
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (c)	517,855
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	224,766
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	279,650
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (c)	518,320
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	265,841

		3,186,742

Washington: 4.1%
350,000	King County Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	365,193
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/01/16 (c)	438,624
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	282,517
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	548,885
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	278,285
500,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	558,835
1,000,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	1,109,890
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	555,225
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 07/01/17 (c)	548,390
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	537,530
1,000,000	Washington State Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,102,340
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	214,870
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	558,590
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	567,775
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,120,210
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/18 (c)	546,315
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	294,107
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	543,320

		10,170,901

West Virginia: 0.5%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (c)	232,274
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (c)	505,750
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	527,135

		1,265,159

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Wisconsin: 0.6%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	264,465
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,553
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	895,853
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	277,253

		1,467,124

Total Municipal Bonds: 99.3% (Cost: $241,866,030)		246,821,442
Other assets less liabilities: 0.7%		1,769,310

NET ASSETS: 100.0%		$248,590,752

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.1	7,681,489
Bond Bank	0.7	1,663,055
Development	1.5	3,620,055
Education	5.5	13,466,453
Facilities	7.8	19,313,729
General Obligation	33.2	81,996,842
Higher Education	6.9	16,954,108
Medical	3.7	9,088,532
Multifamily Housing	0.2	517,400
Pollution	0.7	1,862,745
Power	5.8	14,359,417
School District	7.7	19,096,109
Single Family Housing	0.4	973,007
Student Loan	0.6	1,478,553
Tobacco Settlement	0.8	1,916,750
Transportation	12.4	30,553,579
Utilities	3.3	8,176,613
Water	5.7	14,103,006

	100.0%	$246,821,442

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$246,821,442	$—	$246,821,442

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.8%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$491,395

Alaska: 0.4%
230,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (c)	232,415

Arizona: 1.6%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	255,535
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	228,248
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (c)	252,837
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	229,113

		965,733

California: 15.6%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (c)	484,700
500,000	Antelope Valley-East Kern Water Agency, Series A-1 (CP) (FGIC) (NATL) 4.38%, 06/01/17 (c)	425,665
500,000	California State (GO) (AMBAC) 4.50%, 02/01/17 (c)	491,255
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	950,910
250,000	California State (GO) 4.88%, 12/01/17 (c)	245,148
500,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 05/01/18 (c)	490,320
500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (c)	494,955
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	520,105
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	404,059
255,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (c)	256,678
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	245,715
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	252,315
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.13%, 06/01/17 (c)	333,570
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	79,013
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM) 6.19%, 11/01/30 ^	287,680
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	254,400
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	256,825
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (c)	479,210
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (c)	364,945
500,000	M-S-R Energy Authority (RB) 6.50%, 11/01/39	553,510
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	253,190
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	253,175
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	251,363
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	255,900
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM) 5.00%, 08/01/16 (c)	258,017
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	84,058

		9,226,681

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Colorado: 1.2%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 08/01/15 (c)	246,630
500,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	480,915

		727,545

District of Columbia: 2.9%
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	709,200
500,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	514,485
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (c)	471,540

		1,695,225

Florida: 9.0%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (c)	500,585
1,000,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	1,020,230
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	250,430
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	255,110
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (c)	242,668
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	492,310
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 05/01/17 (c)	245,235
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	365,858
900,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.38%, 11/01/18 (c)	999,207
500,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (c)	488,600
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (c)	220,618
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (c)	253,190

		5,334,041

Georgia: 4.5%
500,000	Carroll City-County Hospital Authority (RB) 4.25%, 07/01/20 (c)	470,200
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	363,116
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	485,840
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	317,219
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	246,118
775,000	Georgia Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture, Series A (RB) 5.00%, 07/01/19 (c)	775,969

		2,658,462

Hawaii: 1.8%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,053,560

Illinois: 4.7%
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	496,530
750,000	Illinois Finance Authority (RB) 5.50%, 02/15/21 (c)	769,567
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	502,040
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	249,975
250,000	Springfield, Illinois Electric, Senior Lien (RB) (NATL) 5.00%, 03/01/16 (c)	253,355

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	University of Chicago, Illinois Finance Authority (RB) 5.00%, 07/01/17 (c)	503,795

		2,775,262

Indiana: 3.0%
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	451,885
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series B-5 (RB) 5.00%, 11/15/16 (c)	251,480
350,000	Indiana Health & Educational Facility Financing Authority, Series A (RB) 5.00%, 11/15/16 (c)	350,294
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	724,045

		1,777,704

Kansas: 0.5%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (c)	266,582

Kentucky: 0.4%
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	250,728

Louisiana: 1.5%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	256,447
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	366,184
250,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	240,465

		863,096

Maryland: 0.9%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	527,205

Massachusetts: 4.3%
1,000,000	Massachusetts Development Finance Agency (RB) 5.25%, 02/01/21 (c)	1,095,460
250,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (c)	253,307
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (c)	161,135
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (c)	483,740
500,000	Metropolitan Boston Transit Parking Corp (RB) 5.25%, 07/01/21 (c)	511,220

		2,504,862

Michigan: 1.4%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM) 5.00%, 07/01/16 (c)	234,183
500,000	Lansing Board of Water & Light (RB) 5.00%, 07/01/21 (c)	510,560
250,000	Michigan State Building Authority (RB) (FGIC) (NATL) 5.15%, 10/15/16 (c) ^	90,435

		835,178

Missouri: 1.2%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	250,988
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	463,248

		714,236

Montana: 0.8%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	484,815

New Jersey: 2.7%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	497,095
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	333,883
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	247,040
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	517,395

		1,595,413

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

New York: 12.2%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	115,286
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	255,422
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 09/01/16 (c)	237,448
500,000	New York City Municipal Water Finance Authority (RB) 5.00%, 06/15/20 (c)	528,955
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	502,910
250,000	New York City Refunding, Series G (GO) 5.00%, 12/01/14 (c)	254,272
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	237,748
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	523,140
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	735,442
1,000,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	1,027,870
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	519,805
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	252,598
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (c)	250,770
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (c)	520,325
795,000	Port Authority of New York & New Jersey, Series 163 (RB) 4.25%, 07/15/20 (c)	723,029
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	490,710

		7,175,730

North Carolina: 0.9%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	248,865
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 07/01/16 (c)	262,630

		511,495

Ohio: 3.0%
750,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	688,882
1,000,000	County of Butler OH (RB) 6.38%, 04/01/21 (c)	1,059,430

		1,748,312

Oklahoma: 1.2%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (c)	240,538
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (c)	489,615

		730,153

Oregon: 0.7%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	384,592

Pennsylvania: 1.8%
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	325,429
250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 04/01/16 (c)	228,413
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	250,465
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	250,458

		1,054,765

Puerto Rico: 0.9%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 07/01/43 ^	25,920

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	252,597
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	258,700

		537,217

South Carolina: 1.3%
250,000	Kershaw County, South Carolina Public School Foundation (RB) 5.00%, 12/01/16 (c)	249,350
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	488,945

		738,295

Tennessee: 0.7%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	436,866

Texas: 9.6%
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	256,467
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	252,365
1,125,000	City of Houston TX (RB) 5.00%, 11/15/21 (c)	1,146,679
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/01/16 (c)	257,997
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	258,425
250,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM) 5.00%, 10/01/15 (c)	261,432
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	267,722
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (c)	531,795
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	519,780
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (c)	493,890
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	524,650
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 ^	102,460
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	255,322
225,000	Texas A&M University, Permanent University, Series A (RB) 5.25%, 07/01/25 (c)	261,049
250,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 4.75%, 04/01/15 (c)	251,823

		5,641,856

Virginia: 3.0%
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (c)	773,182
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 06/01/16 (c)	171,799
320,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (c)	331,520
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	507,035

		1,783,536

Washington: 4.3%
300,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (c)	307,017
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	258,977
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	265,937
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	467,225
700,000	University of Washington (RB) 5.00%, 04/01/21 (c)	739,501
500,000	Washington Health Care Facilities Authority (RB) 5.00%, 04/01/20 (c)	494,750

		2,533,407

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Total Municipal Bonds: 98.8% (Cost: $57,385,965)	58,256,362
Other assets less liabilities: 1.2%	721,110

NET ASSETS: 100.0%	$58,977,472

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.8	492,310
Bond Bank	1.2	724,045
Development	6.2	3,589,992
Education	1.2	711,556
Facilities	5.9	3,432,180
General Obligation	21.4	12,437,844
Higher Education	13.0	7,573,154
Medical	20.7	12,070,106
Multifamily Housing	0.4	258,700
Nursing Homes	2.2	1,255,810
Pollution	0.4	258,977
Power	2.7	1,544,162
School District	3.0	1,734,977
Single Family Housing	0.4	232,415
Tobacco Settlement	0.6	333,570
Transportation	9.9	5,779,855
Utilities	2.3	1,357,455
Water	7.7	4,469,254

	100.0%	$58,256,362

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$58,256,362	$—	$58,256,362

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.1%
Alabama: 2.3%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 01/01/13 (c)	$266,533
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/01/12 (c)	531,460

		797,993

Arizona: 3.9%
1,000,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 03/01/13 (c)	1,077,030
150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	165,038
125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 07/01/12 (c)	130,803

		1,372,871

California: 13.3%
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM) 4.10%, 07/01/12	258,988
875,000	California State (GO) 5.13%, 02/01/14 (c)	976,124
530,000	City of Palm Springs CA (CP) 3.05%, 04/15/21 ^	395,905
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	285,820
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	395,730
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/13 (c)	273,312
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (c)	493,033
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/13 (c)	530,421
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	285,830
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB) 6.00%, 06/01/12 (c)	523,755
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM) 5.00%, 09/01/11 (c)	253,443

		4,672,361

Florida: 1.7%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	326,392
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 04/01/12 (c)	258,835

		585,227

Georgia: 0.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	282,005

Hawaii: 0.4%
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 07/01/12 (c)	156,891

Illinois: 16.7%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	598,910
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.38%, 12/01/12 (c)	534,290
1,750,000	Illinois State Toll Highway Authority (RB) (AGM) 5.00%, 07/01/16 (c)	2,071,720
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	887,880
1,500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,775,760

		5,868,560

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	290,982

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Maryland: 1.6%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	574,715

Massachusetts: 6.4%
500,000	Commonwealth of Massachusetts (GO) (AGM) 5.50%, 11/01/15	598,565
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	754,364
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	292,370
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	611,845

		2,257,144

Michigan: 6.7%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF) 5.50%, 05/01/12 (c)	467,905
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	271,620
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	545,615
1,000,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	1,080,130

		2,365,270

Minnesota: 0.8%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/12 (c)	267,773

Nevada: 1.3%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	453,558

New Jersey: 19.6%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	554,125
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	277,062
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/13 (c)	407,415
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/13 (c)	381,535
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/13 (c)	641,265
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	1,142,910
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	594,675
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	585,170
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	585,170
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	695,256
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.13%, 06/01/12 (c)	1,048,980

		6,913,563

New York: 3.4%
525,000	New York City, Series G (GO) 5.75%, 08/01/12 (c)	553,933
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	359,000
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	273,907

		1,186,840

North Carolina: 0.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	114,595

Ohio: 3.7%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	552,250
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	555,140
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	208,010

		1,315,400

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Oregon: 0.8%
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (c)	265,773

Pennsylvania: 3.8%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/13 (c)	541,840
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.63%, 08/01/12 (c)	526,935
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/12 (c)	265,683

		1,334,458

Puerto Rico: 2.9%
955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/13 (c)	1,039,508

Rhode Island: 1.5%
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB) 6.50%, 08/15/12 (c)	531,150

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/01/12 (c)	352,995

Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	276,125

Texas: 1.5%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	274,720
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM) 5.38%, 08/15/12 (c)	263,348

		538,068

Utah: 1.6%
250,000	Utah State, Series A (GO) 5.25%, 07/01/12 (c)	261,605
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	291,822

		553,427

Wisconsin: 1.5%
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 07/01/12 (c)	525,245

Total Municipal Bonds: 99.1%
(Cost: $34,077,864)		34,892,497
Other assets less liabilities: 0.9%		327,694

NET ASSETS: 100.0%		$35,220,191

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.4	831,187
Education	8.8	3,056,923
Facilities	1.6	549,817
General Obligation	21.9	7,653,094
Higher Education	1.1	368,038
Medical	5.4	1,879,053
Power	0.8	276,125
School District	15.4	5,391,861
Tobacco Settlement	4.5	1,572,735
Transportation	30.3	10,583,808
Water	7.8	2,729,856

	100.0%	$34,892,497

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$34,892,497	$—	$34,892,497

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 0.6%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/15	$583,340

Arizona: 3.1%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	558,370
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	279,690
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	861,045
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	536,290
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	651,389
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	333,212

		3,219,996

California: 16.5%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	230,515
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 08/01/14 (c)	250,000
250,000	California State (GO) 5.00%, 11/01/13	272,135
600,000	California State (GO) 5.00%, 03/01/14	658,824
250,000	California State (GO) 5.00%, 08/01/14	277,937
500,000	California State (GO) 5.00%, 10/01/15	571,415
175,000	California State (GO) 5.00%, 11/01/15	200,324
500,000	California State (GO) 5.00%, 03/01/16	572,605
500,000	California State Department of Water Resources (RB) 5.00%, 05/01/14	556,310
1,250,000	California State Department of Water Resources (RB) 5.00%, 05/01/16	1,452,725
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	871,635
500,000	California State Economic Recovery, Series A (GO) 2.50%, 07/01/12	509,770
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	642,510
925,000	California State Economic Recovery, Series B (GO) 5.00%, 07/01/14 (p)	1,036,564
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	329,452
700,000	California Statewide Communities Development Authority (RB) 4.00%, 06/15/13	741,013
500,000	California Statewide Communities Development Authority (RB) 5.00%, 06/15/13	538,535
500,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	536,220
1,000,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	1,100,570
600,000	Los Angeles County Public Works Financing Authority (RB) (FGIC) (NATL) 5.00%, 09/01/14	653,274
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 07/01/12	260,565
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (RB) (NATL) (SA) 5.00%, 10/01/13	271,435
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	552,635
1,000,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	1,155,860
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	573,410
1,000,000	Oakland Joint Powers Financing Authority, Series A-1 (RB) (AGO) 5.25%, 01/01/16	1,106,230

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	550,690
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	544,575

		17,017,733

Connecticut: 3.7%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	539,505
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	276,583
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	580,920
840,000	Connecticut State Health & Educational Facility Authority, Yale University, Series A-4 (RB) 5.00%, 02/12/15 (p)	955,466
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	278,950
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	573,915
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	587,170

		3,792,509

Delaware: 0.3%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	276,355

District of Columbia: 0.3%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	260,888

Florida: 5.7%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/12	256,053
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/14	531,265
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,192,684
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	299,026
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	559,944
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,108,720
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	270,470
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	547,095
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	285,837
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	271,728
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 03/15/12 (p)	256,538
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/12	259,313

		5,838,673

Georgia: 1.0%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/01/13	273,128
450,000	Georgia State Road & Tollway Authority (RB) (NATL) 5.00%, 06/01/15	518,161
250,000	Georgia State, Series A (GO) 5.00%, 09/01/15	291,275

		1,082,564

Hawaii: 1.2%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	429,225
750,000	Honolulu, Hawaii City and County, Series B (GO) (FSA) 5.25%, 07/01/14	846,075

		1,275,300

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Illinois: 8.5%
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	800,220
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	268,210
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	105,848
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (FGIC) (NATL) 5.25%, 01/01/15	278,057
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	134,610
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	273,828
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 06/01/13	838,712
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	524,935
500,000	Illinois State (GO) 5.00%, 01/01/15	551,300
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	551,650
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,113,960
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	527,355
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	512,980
500,000	Illinois State, Series A (GO) 3.50%, 09/01/14	528,260
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	529,830
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	266,698
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	315,771
50,000	Illinois State, Series B (GO) 5.00%, 01/01/15	55,130
500,000	State of Illinois (GO) 5.00%, 06/01/16	560,125

		8,737,479

Louisiana: 0.3%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	319,836

Maryland: 1.1%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO) 5.00%, 03/01/14	555,370
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	590,420

		1,145,790

Massachusetts: 2.9%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	116,266
500,000	Massachusetts School Building Authority (RB) 4.00%, 05/15/14	545,835
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	575,475
500,000	Massachusetts St Water Pollution Abatement (RB) 5.00%, 02/01/16	583,130
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 05/01/14	1,116,670

		2,937,376

Michigan: 0.8%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	270,060
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	570,540

		840,600

Minnesota: 1.1%
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	534,895
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	569,020

		1,103,915

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

Mississippi: 0.3%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	277,665

Missouri: 0.8%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	335,808
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	539,565

		875,373

Nebraska: 0.8%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	264,735
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	266,055
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	273,825

		804,615

Nevada: 2.0%
1,145,000	Clark County School District (GO) 5.00%, 06/15/17	1,310,349
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	268,978
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	275,868
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB) 4.00%, 07/01/12	256,138

		2,111,333

New Jersey: 3.6%
500,000	New Jersey Economic Development Authority (RB) 4.00%, 12/15/16	546,375
350,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	361,441
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	532,233
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	551,605
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	575,790
1,085,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/14	1,190,820

		3,758,264

New Mexico: 2.4%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	294,105
2,000,000	State of New Mexico (RB) 5.00%, 07/01/13	2,167,760

		2,461,865

New York: 24.8%
250,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/13 (p)	271,330
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	626,784
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	379,918
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	258,564
500,000	New York City Transitional Finance Authority (RB) 5.00%, 11/01/12	528,715
500,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 08/01/13	544,700
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	857,295
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	580,865
1,000,000	New York City Transitional Finance Authority, Sub Series E (RB) 3.00%, 11/01/14	1,070,980
500,000	New York City, Series A (GO) 5.00%, 08/01/13	544,180

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

250,000	New York City, Series A-1 (GO) 4.00%, 08/01/12	259,280
500,000	New York City, Series E (GO) 4.00%, 08/01/14	547,250
500,000	New York City, Series K (GO) 4.00%, 08/01/14	547,250
500,000	New York City, Series K (GO) 5.00%, 08/01/13	544,180
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	435,172
600,000	New York State Dormitory Authority, City University System, Series A (RB) 5.00%, 07/01/14	661,758
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	527,150
500,000	New York State Dormitory Authority, State Personal Education Series C (RB) 5.00%, 03/15/15	570,480
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,663,520
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	277,477
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	268,260
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	568,540
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	541,845
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,138,150
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	570,480
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	770,196
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	277,060
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	510,558
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	265,103
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	271,385
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,137,150
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	220,722
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	134,249
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	553,360
600,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/16	692,430
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	553,360
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	513,432
385,000	New York State Thruway Authority, State Personal Refunding Series A (RB) 5.00%, 03/15/17	451,201
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	286,156
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	265,905
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	551,745
500,000	New York State, Series A (GO) 3.00%, 03/01/16	537,425
2,000,000	State of New York (GO) 3.00%, 02/01/16	2,142,540
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	588,280

		25,506,380

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

North Carolina: 2.4%
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	373,295
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	931,030
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	278,297
300,000	State of North Carolina (GO) 5.00%, 03/01/17	356,862
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	555,575

		2,495,059

Ohio: 1.2%
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 4.50%, 12/01/15	441,252
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	273,433
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	278,640
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	274,165

		1,267,490

Oregon: 0.3%
250,000	City of Portland, Oregon (RB) (AGM) 5.00%, 06/15/16	293,095

Pennsylvania: 1.4%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	433,076
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	439,744
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	542,495

		1,415,315

Puerto Rico: 4.2%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	509,095
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	263,953
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	265,795
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	538,600
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	827,085
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	244,577
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	215,998
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	78,894
500,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 5.25%, 07/01/16	541,500
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 07/01/12 (c) (p)	256,803
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	330,456
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	235,321

		4,308,077

Texas: 3.3%
500,000	City of Dallas, Texas Refunding Series C (GO) 5.00%, 02/15/15	570,945
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	277,080
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	283,450
500,000	Texas A&M University, Revenue Financing System, Series D (RB) 5.00%, 05/15/12	518,735
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	264,163
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	582,200
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	132,314

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	278,572
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.63%, 07/15/14	476,412

		3,383,871

Virginia: 0.7%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	557,850
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	138,124

		695,974

Washington: 0.3%
250,000	Washington State (GO) 5.00%, 01/01/13	266,203

Wisconsin: 2.8%
1,500,000	City of Milwaukee, Wisconsin (GO) 5.00%, 02/01/15	1,704,435
500,000	City of Milwaukee, Wisconsin (GO) 5.00%, 05/15/17	589,600
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	548,326

		2,842,361

Total Municipal Bonds (Cost: $98,969,408)		101,195,294

MONEY MARKET FUND: 0.6% (Cost: $627,606)
627,606	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	627,606

Total Investments: 99.0% (Cost: $99,597,014)		101,822,900
Other assets less liabilities: 1.0%		1,051,254

NET ASSETS: 100.0%		$102,874,154

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.7	686,495
Development	4.8	4,852,602
Education	5.9	6,016,049
Facilities	6.8	6,952,273
General Obligation	36.7	37,373,141
Higher Education	12.5	12,697,532
Medical	2.7	2,775,123
Multifamily Housing	0.1	105,848
Pollution	0.5	528,266
Power	5.0	5,060,884
School District	5.1	5,238,287
Transportation	15.3	15,555,339
Utilities	0.5	528,898
Water	2.8	2,824,557
Money Market Fund	0.6	627,606

	100.0%	$101,822,900

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$101,195,294	$—	$101,195,294

Money Market Fund	627,606	—	—	627,606

Total	$627,606	$101,195,294	$—	$101,822,900

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
July 31, 2011 (unaudited)

Security Valuation–The investment valuation policy of the Funds is to value investments at fair value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as level 2 in the fair value hierarchy. Over-the-counter securities for which no sale was reported are valued at the mean of the bid and ask prices. Certain securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are fair valued using a pricing service approved by the Board of Trustees and categorized as level 2 in the fair value hierarchy. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value and are categorized as level 1 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximated fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes – As of July 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Local Currency	$506,202,308	$19,454,015	$ (3,932,311)	$15,521,704
Investment Grade Floating Rate	9,878,450	1,702	(66,470)	(64,768)
LatAm Aggregate	7,057,103	160,092	(48,001)	112,091
CEF Municipal Income	3,759,993	—	(134,201)	(134,201)
High-Yield Municipal Index	256,790,354	15,595,393	(6,320,329)	9,275,064
Intermediate Municipal Index	241,866,030	6,092,377	(1,136,965)	4,955,412
Long Municipal Index	57,385,965	1,629,522	(759,125)	870,397
Pre-Refunded Municipal Index	34,077,864	814,633	—	814,633
Short Municipal Index	99,597,014	2,269,479	(43,593)	2,225,886

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 29, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2011